Accrued Liabilities	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

NOTE 7: ACCRUED LIABILITIES

Accrued liabilities consisted of the following:

	June 30, 2019	March 31, 2019
	(Unaudited)
Vacation and paid time off	$283	$345
Professional fees and consulting costs	218	150
Accrued interest	84	11
Lease liability	73	95
Payroll and employee expenses	47	50
Legal fees	81	108
Other	112	69
	$898	$828

NOTE 8: ACCRUED LIABILITIES

Accrued liabilities consisted of the following as of March 31:

	2019	2018
Professional fees and consulting costs	$150	$325
Vacation and paid time off	345	278
Legal fees	108	100
Payroll and employee expenses	50	75
Hardware in transit	-	26
Other	175	276
Total	$828	$1,080